Assets and Liabilities in Currencies Other than the Argentine Peso - Summary of Assets and Liabilities in Currencies Other (Detail)
€ in Millions, ¥ in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 ARS ($)
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables				$ 9,617					$ 1,335					$ 3,909
Non-current trade receivables				23,508					2,210					87
Current trade receivables				72,646					40,649					33,645
Other current receivables				21,867					12,684					13,456
Cash and cash equivalents				46,028					28,738					10,757					$ 15,387
Non-current provisions				83,388					54,734					47,358
Longterm borrowings				270,252					151,727					127,568
Other non-current liabilities				549					277					336
Current tax liabilities, current				357					191					176
Non-current liabilities				3,373					185					2,187
Current provisions				4,529					2,442					1,994
Salaries and social security				6,154					4,132					3,094
Other current liabilities				722					2,383					4,390
Total noncurrent assets				785,601					383,420					333,913
Total current assets				208,415					122,298					87,226
Total assets				994,016					505,718					421,139
Total noncurrent liabilities				452,690					250,451					220,012
Total current liabilities				178,969					102,734					82,466
Total liabilities				631,659					353,185					302,478
Amount in currencies other than Argentine peso [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Total noncurrent assets				18,714					74					10,454
Total current assets				87,085					33,422					26,476
Total assets				105,799					33,496					36,930
Total noncurrent liabilities				318,471					175,956					140,911
Total current liabilities				102,570					56,286					41,545
Total liabilities				421,041					232,242					182,456
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 10	$ 2	$ 169	375					37					2,669
Non-current trade receivables	489	2		18,338					37
Non-current financial assets			490											7,737
Current trade receivables	907	380	397	34,013					7,049					6,269
Other current receivables	191	165	349	7,163					3,061					5,511
Current financial assets	292	697	478	10,941					12,936					7,548
Cash and cash equivalents	900	526	414	33,750					9,757					6,537
Non-current provisions	1,956	2,909	2,675	73,741					54,253					42,506
Longterm borrowings	6,475	6,200	5,741	244,094					115,628					91,222
Other non-current liabilities	14	14	21	523					269					334
Non-current liabilities	3	4	133	113					75					2,113
Current provisions	73	57	45	2,752					1,063					715
Current portion of non-current borrowings	1,206	1,647	1,054	45,475					30,725					16,754
Salaries and social security	6	6	6	226					112					96
Other current liabilities	12	125	275	452					2,331					4,371
Other current payables	$ 1,087	$ 1,149	$ 1,197	40,980					21,429					19,020
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.50	18.55	15.79
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.50	18.55
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			15.79
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.50	18.55	15.79
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.50	18.55	15.79
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.50	18.55	15.79
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.50	18.55	15.79
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	37.70	18.65	15.89
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables														48				R$ 10
Current trade receivables														111				23
Other current receivables														19				4
Cash and cash equivalents														10				2
Longterm borrowings														63				13
Current tax liabilities, current														24				5
Current portion of non-current borrowings														82				17
Salaries and social security														10				2
Other current payables														44				R$ 9
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.84
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.84
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.84
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.84
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.88
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.88
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.88
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Tax payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.88
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			4.88
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables				1			$ 11
Current trade receivables				764			15,285		295			$ 9,836		211		$ 10,542
Other current receivables				313			6,253		129			4,303
Cash and cash equivalents				55			1,097		27			898		5		240
Current tax liabilities, current				88			1,752		46			1,524		21		1,055
Salaries and social security				14			274		7			247		10		501
Other current payables				110			$ 2,202		55			$ 1,826		98		$ 4,915
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.05	0.03
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.05	0.03	0.02
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.05	0.03	0.02
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.05	0.03	0.02
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Tax payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.05	0.03	0.02
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.05	0.03	0.02
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables				86				€ 2	111				€ 5	249			€ 15
Other current payables				906				€ 21	404				€ 18	252			€ 15
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	42.84	22.28	16.63
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	43.16	22.45	16.77
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current payables				4	¥ 13				3	¥ 19
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.34	0.17
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables									57		SFr 3
Cash and cash equivalents														6
Longterm borrowings									5,731		300			4,673	SFr 300
Current portion of non-current borrowings				$ 11,563		SFr 302			54		3			45	SFr 3
Other current payables									$ 57		SFr 3			$ 3
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		19.04
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			15.52
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		19.13	15.57
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	38.31	19.13	15.57
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		19.13	15.57